Disaggregated Revenues	6 Months Ended
Jun. 30, 2025
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

13. DISAGGREGATED REVENUES

The following table shows disaggregated revenues by major categories for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024		2025
	US$	%	US$	%
Customized software solutions	803,830	75.8%	627,753	52.4%
White label software	9,260	0.8%	487,013	40.7%
Subscription services	247,990	23.4%	82,800	6.9%
Total	1,061,080	100.0%	1,197,566	100.0%

The following table shows disaggregated cost of revenues by major categories for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024		2025
	US$	%	US$	%
Customized software solutions	104,627	30.9%	62,268	15.2%
White label software	8,307	2.5%	297,305	72.5%
Subscription services	225,188	66.6%	50,547	12.3%
Total	338,122	100.0%	410,120	100.0%

The following table shows disaggregated cost of revenues by nature for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024		2025
	US$	%	US$	%
Staff costs and employee benefits	132,260	39.1%	113,238	27.6%
Amortization of intangible assets	97,722	28.9%	282,702	68.9%
Subcontracting costs	102,370	30.3%	8,628	2.1%
Depreciation	5,770	1.7%	5,552	1.4%
Total	338,122	100.0%	410,120	100.0%

The following table sets forth a breakdown of gross profit and gross profit margin for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024				2025
Category	Revenues	Cost of revenues	Gross profit	Gross profit margin	Revenues	Cost of revenues	Gross profit	Gross profit margin
	US$	US$	US$	%	US$	US$	US$	%
Customized software solutions	803,830	104,627	699,203	87.0%	627,753	62,268	565,485	90.1%
White label software	9,260	8,307	953	10.3%	487,013	297,305	189,708	39.0%
Subscription services	247,990	225,188	22,802	9.2%	82,800	50,547	32,253	39.0%
Total	1,061,080	338,122	722,958	68.1%	1,197,566	410,120	787,446	65.8%

Revenues disaggregated by timing of revenue recognition for the six months ended June 30, 2024 and 2025 are disclosed in the table below:

	Six months ended June 30,
	2024	2025
	US$	US$
Point in time
– Customized software solutions	803,830	627,753
– White label software	9,260	487,013
	813,090	1,114,766
Over time
– Subscription services	247,990	82,800
Total	1,061,080	1,197,566